Income tax	12 Months Ended
Dec. 31, 2023
Income Tax
Income Tax

17.Income Tax

Income tax reconciliation

The following table reconciles the expected income taxes expense (recovery) at the Canadian statutory income tax rates to the amounts recognized in the statements of operations for the year ended December 31, 2023, 2022 and 2021:

	December 31,	December 31,	December 31,
	2023	2022	2021
(Loss) income before income taxes	$(64,666)	$12,551	$(34,916)
Statutory tax rate	26.5%	26.5%	26.5%
Expected expense (recovery) at statutory rate	(17,136)	3,326	(9,252)
Tax rate difference	(1)	—	—
Permanent differences	107	(3,286)	4,343
Flow through share renunciation	—	—	348
Change in unrecognized deferred tax assets	17,699	(40)	4,561
True up	(170)	—	—
Share issuance costs	(515)	—	—
Other	16	—	—
Income tax expense (recovery)	$—	$—	$—

The significant components of the Company’s deferred income tax assets (liabilities) are as follows:

	December 31,	December 31,	December 31,
	2023	2022	2021
Deferred tax liabilities:
Convertible notes payable	$(6,475)	$(5,659)	$—
Property, plant and equipment	—	(2,933)	(448)
	$(6,475)	$(8,592)	$(448)
Deferred tax assets:
Non-capital loss	$6,475	$6,823	$448
Financial derivative liability	—	1,769	—
	6,475	$8,592	$448
Deferred income tax assets / (liabilities)	$—	$—	$—

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and their tax values. The unrecognized deductible temporary differences at December 31, 2023 and 2022 are as follows:

	December 31,	December 31,
	2023	2022
Non-capital loss carry-forwards	$51,652	$29,192
Exploration and evaluation properties	20,630	19,937
Property, Plant and Equipment	39,973	—
Capital loss carry forward	26,835	21,542
Other	10,683	11,445
Total unrecognized temporary differences	$149,773	$82,116

The capital loss of $26,835 (December 31, 2022 - $21,542) can be carried forward indefinitely and can only be realized against future capital gains.

The Company has the following unrecognized non-capital loss carryforwards of approximately $48,769 (December 31, 2022 – $52,576) which may be carried forward to apply against future year income tax for Canadian income tax purposes, subject to the final determination by taxation authorities, expiring in the following years:

	December 31,	December 31,
Year	2023	2022
2035	$—	$1,213
2036	—	4,069
2037	31	1,172
2038	361	7,453
2039	1,440	1,440
2040	3,402	7,109
2041	8,340	14,931
2042	14,318	15,189
2043	20,877	—
Total	$48,769	$52,576

The Company also has non-capital loss carryforwards of $521 and $2,361 to apply against future year income tax in Australia and the United States, respectively. The majority of these carry forward losses do not expire.